LKCM Small-Mid Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 3.9%
Axon Enterprise, Inc. (a)	2,033	$812,387
BWX Technologies, Inc.	5,621	611,003
		1,423,390
Banks - 4.9%
Pinnacle Financial Partners, Inc.	6,315	618,680
UMB Financial Corp.	6,087	639,805
Webster Financial Corp.	11,236	523,710
		1,782,195
Beverages - 0.7%
Celsius Holdings, Inc. (a)	8,440	264,678
Biotechnology - 2.2%
Natera, Inc. (a)	6,383	810,322
Building Products - 8.0%
A O Smith Corp.	6,893	619,198
Builders FirstSource, Inc. (a)	4,347	842,709
CSW Industrials, Inc.	2,728	999,512
Zurn Elkay Water Solutions Corp.	11,940	429,124
		2,890,543
Capital Markets - 1.8%
LPL Financial Holdings, Inc.	2,798	650,899
Chemicals - 0.9%
Quaker Chemical Corp.	1,838	309,685
Commercial Services & Supplies - 1.9%
Tetra Tech, Inc.	14,540	685,706
Construction & Engineering - 3.4%
AECOM	7,255	749,224
WillScot Holdings Corp. (a)	12,917	485,679
		1,234,903
Construction Materials - 1.9%
Eagle Materials, Inc.	2,373	682,594
Distributors - 1.2%
Pool Corp.	1,121	422,393
Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc. (a)	11,038	685,349
Energy Equipment & Services - 1.1%
Weatherford International PLC	4,730	401,672
Financial Services - 5.0%
AvidXchange Holdings, Inc. (a)	45,965	372,776
Corpay, Inc. (a)	2,438	762,509
Euronet Worldwide, Inc. (a)	6,623	657,200
		1,792,485
Health Care Equipment & Supplies - 3.0%
Enovis Corp. (a)	11,210	482,591
Merit Medical Systems, Inc. (a)	6,156	608,397
		1,090,988
Health Care Providers & Services - 2.3%
Ensign Group, Inc.	5,833	838,902
Hotels, Restaurants & Leisure - 1.8%
Wingstop, Inc.	1,566	651,581
Insurance - 6.3%
Baldwin Insurance Group, Inc. - Class A (a)	11,142	554,872
Goosehead Insurance, Inc. - Class A (a)	8,862	791,377
Palomar Holdings, Inc. (a)	9,799	927,671
		2,273,920
IT Services - 1.7%
Twilio Inc. - Class A (a)	9,465	617,307
Life Sciences Tools & Services - 0.7%
Medpace Holdings, Inc. (a)	712	237,666
Machinery - 4.0%
ITT, Inc.	4,712	704,491
Kadant, Inc.	2,133	720,954
		1,425,445
Media - 1.2%
Nexstar Media Group, Inc. - Class A	2,719	449,587
Metals & Mining - 1.7%
Reliance, Inc.	2,144	620,066
Oil, Gas & Consumable Fuels - 3.9%
Northern Oil and Gas, Inc.	12,363	437,774
Permian Resources Corp.	45,711	622,127
Southwestern Energy Co. (a)	46,672	331,838
		1,391,739
Personal Care Products - 1.9%
BellRing Brands, Inc. (a)	11,131	675,874
Professional Services - 5.1%
Broadridge Financial Solutions, Inc.	3,063	658,637
CBIZ, Inc. (a)	8,468	569,812
Paylocity Holding Corp. (a)	3,820	630,185
		1,858,634
Real Estate Management & Development - 4.5%
Colliers International Group, Inc.	6,075	922,246
FirstService Corp.	3,873	706,667
		1,628,913
Semiconductors & Semiconductor Equipment - 2.4%
Tower Semiconductor Ltd. (a)	19,580	866,611

Software - 6.9%
Altair Engineering, Inc. - Class A (a)	7,562	722,247
Q2 Holdings, Inc. (a)	18,543	1,479,175
Sprout Social, Inc. - Class A (a)	9,776	284,188
		2,485,610
Specialty Retail - 5.2%
Academy Sports & Outdoors, Inc.	7,956	464,312
Floor & Decor Holdings, Inc. - Class A (a)	4,429	549,949
Murphy USA, Inc.	1,775	874,844
		1,889,105
Textiles, Apparel & Luxury Goods - 2.3%
On Holding AG - Class A (a)	16,351	820,003
Trading Companies & Distributors - 3.0%
SiteOne Landscape Supply, Inc. (a)	2,695	406,702
Watsco, Inc.	1,350	664,038
		1,070,740
TOTAL COMMON STOCKS (Cost $26,480,050)		34,929,505

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.85% (b)	1,082,161	1,082,161
MSILF Government Portfolio - Class Institutional, 4.83% (b)	138,608	138,608
TOTAL SHORT-TERM INVESTMENTS (Cost $1,220,769)		1,220,769
TOTAL INVESTMENTS - 100.1% (Cost $27,700,819)		36,150,274
Liabilities in Excess of Other Assets - (0.1)%		(34,853)
TOTAL NET ASSETS - 100.0%		$36,115,421

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Investments are classified by industry pursuant to the Global Industry Classification Standard AE”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services AE is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2024 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2024, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,929,505	$–	$–	$34,929,505
Short-Term Investments	1,220,769	–	–	1,220,769
Total Investments*	$36,150,274	$–	$–	$36,150,274
*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investment

LKCM Small Mid Cap Equity Fund
Sector Classification
September 30, 2024 (Unaudited)

Sectors:	% Net Assets
Industrials	29.3%
Financials	18.0%
Information Technology	12.9%
Consumer Discretionary	10.5%
Health Care	8.2%
Energy	5.0%
Real Estate	4.5%
Materials	4.5%
Cash & Others	3.3%
Consumer Staples	2.6%
Communication Services	1.2%